<PLAINTEXT>

[LOGO] American Funds/R/                 The right choice for the long term(R)

GLOBAL SMALL CAPITALIZATION FUND/SM/        American Funds Insurance Series(R)

SUMMARY PROSPECTUS                                 CLASS 1 SHARES  MAY 1, 2011

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/AFIS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY
 CALLING 800/421-9900, EXT. 65413 OR BY SENDING AN E-MAIL REQUEST TO
 AFISCLASS1@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED MAY 1, 2011, ARE INCORPORATED BY REFERENCE INTO
 THIS SUMMARY PROSPECTUS.

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.71%
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  0.75

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 1 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $77    $240    $417     $930

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent

                                                                                        ---
AMERICAN FUNDS INSURANCE SERIES  GLOBAL SMALL CAPITALIZATION FUND / SUMMARY PROSPECTUS  1
                                                                                        ---


market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in small companies -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

Investing in emerging market and developing countries -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
2   GLOBAL SMALL CAPITALIZATION FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES
----


INVESTMENT RESULTS

The following information shows how the investment results of the Class 1 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-Cap Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calender year total returns.

                                   [CHART]

 2001    2002    2003    2004    2005    2006    2007    2008    2009    2010
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
-12.63% -18.83% 53.92%  21.13%  25.66%  24.35%  21.73%  -53.39% 61.63%  22.76%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   29.27% (quarter ended June 30, 2009)
LOWEST   -31.20% (quarter ended December 31, 2008)

For periods ended December 31, 2010:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------

Fund (inception date -- 4/30/98)            22.76%  6.96%    8.81%    11.18%
MSCI All Country World Small Cap Index
 (reflects no deduction for sales charges,
 account fees, expenses or taxes)           26.71   7.13     9.81      8.01
Lipper Global Small-Cap Funds Average
 (reflects no deduction for sales charges,
 account fees or taxes)                     26.07   5.39     6.18      7.77

                                                                                        ---
AMERICAN FUNDS INSURANCE SERIES  GLOBAL SMALL CAPITALIZATION FUND / SUMMARY PROSPECTUS  3
                                                                                        ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

      GORDON CRAWFORD                  13 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      MARK E. DENNING                  13 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      J. BLAIR FRANK                   8 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      HAROLD H. LA                     3 years               Senior Vice President - Capital Research Global Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INAFIP-475-0511P Litho in USA CGD/8024                                      Investment Company File No. 811-3857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

----
4   GLOBAL SMALL CAPITALIZATION FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES
----

<PLAINTEXT>

[LOGO] American Funds/R/                 The right choice for the long term(R)

GLOBAL SMALL CAPITALIZATION FUND/SM/        American Funds Insurance Series(R)

SUMMARY PROSPECTUS                                 CLASS 2 SHARES  MAY 1, 2011

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/AFIS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY
 CALLING 800/421-9900, EXT. 65413 OR BY SENDING AN E-MAIL REQUEST TO
 AFISCLASS2@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED MAY 1, 2011, ARE INCORPORATED BY REFERENCE INTO
 THIS SUMMARY PROSPECTUS.

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.71%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.04
Total annual fund operating expenses...................................  1.00

EXAMPLE

The example below is intended to help you compare the cost of investing in
Class 2 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $102   $318    $552    $1,225

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

                                                                                        ---
AMERICAN FUNDS INSURANCE SERIES  GLOBAL SMALL CAPITALIZATION FUND / SUMMARY PROSPECTUS  1
                                                                                        ---


PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of
$3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS -- The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

INVESTING IN SMALL COMPANIES -- Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the
U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the
United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. These risks may be heightened in connection with investments in emerging market and developing countries.

INVESTING IN EMERGING MARKET AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging market and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

----
2   GLOBAL SMALL CAPITALIZATION FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES
----


INVESTMENT RESULTS

The following information shows how the investment results of the Class 2 shares of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-Cap Funds Average includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  '01      '02     '03     '04     '05     '06     '07     '08     '09     '10
 -----    -----   -----   -----   -----   -----   -----   -----   -----   -----
-12.85%  -19.05%  53.53%  20.88%  25.35%  24.05%  21.43% -53.52%  61.30%  22.41%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   29.12% (quarter ended June 30, 2009)
LOWEST   -31.28% (quarter ended December 31, 2008)

For periods ended December 31, 2010:

                                                                  LIFETIME
                                                                 (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS             1 YEAR 5 YEARS 10 YEARS INCEPTION)
---------------------------------------------------------------------------
Fund (inception date -- 4/30/98)         22.41%  6.69%    8.54%    10.91%
MSCI All Country World Small Cap Index
 (reflects no deduction for sales
 charges, account fees, expenses or
 taxes)                                  26.71   7.13     9.81      8.01
Lipper Global Small-Cap Funds
 Average (reflects no deduction for
 sales charges, account fees or taxes)   26.07   5.39     6.18      7.77

                                                                                        ---
AMERICAN FUNDS INSURANCE SERIES  GLOBAL SMALL CAPITALIZATION FUND / SUMMARY PROSPECTUS  3
                                                                                        ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

      GORDON CRAWFORD                  13 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      MARK E. DENNING                  13 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      J. BLAIR FRANK                   8 years               Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
      HAROLD H. LA                     3 years               Senior Vice President - Capital Research Global Investors

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INAFIP-575-0511P Litho in USA CGD/8024                                      Investment Company File No. 811-3857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

----
4   GLOBAL SMALL CAPITALIZATION FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES
----